INCOME TAXES - Schedule of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Valuation Allowance [Roll Forward]
Opening balance	$ 164,848	$ 144,444
Additions during the year	18,003	20,404
Ending balance	$ 182,851	$ 164,848